FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2025
Financial Income And Expenses [Abstract]
FINANCIAL INCOME AND EXPENSES	FINANCIAL INCOME AND EXPENSES

	Year ended 31 December
CHF in millions	2025	2024	2023
Finance income:
Interest income	3.5	8.1	3.0
Dividend income	—	—	—
Realised and unrealised gains on derivative instruments	—	249.6	—
Foreign currency transaction gains	420.2	—	568.6
Gains due to changes in fair values of certain investments and debt, net	—	—	3.1
Other financial income	2.1	—	—
Total	425.8	257.7	574.7
Finance expenses:
Interest expense	(313.3)	(432.9)	(431.1)
Realised and unrealised losses on derivative instruments	(290.1)	—	(524.5)
Foreign currency transaction losses	—	(295.2)	—
Losses on debt modification and extinguishment	(29.2)	(4.0)	(0.1)
Losses due to changes in fair values of certain investments and debt, net	(21.0)	(6.1)	—
Other financial expense	(2.7)	(4.4)	(1.5)
Total	(656.3)	(742.6)	(957.2)

Losses due to changes in fair values of certain investments and debt, net includes an impairment loss of CHF 20.2 million on its equity-accounted investment in CH Media TV AG. For details please refer to Note 25 Investments.